Borrowings (Details) - Schedule of borrowings item - PEN (S/) S/ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Borrowings (Details) - Schedule of borrowings item [Line Items]
Total	S/ 879,893	S/ 579,900
Current borrowings	574,262	241,340
Non-current borrowings	305,631	338,560
Bank loans [Member]
Borrowings (Details) - Schedule of borrowings item [Line Items]
Total	651,825	320,689
Current borrowings	548,372	199,471
Non-current borrowings	103,453	121,218
Other financial liabilities [Member]
Borrowings (Details) - Schedule of borrowings item [Line Items]
Total	168,148	188,868
Current borrowings	12,176	22,210
Non-current borrowings	155,972	166,658
Lease liability for right-of-use asset [Member]
Borrowings (Details) - Schedule of borrowings item [Line Items]
Total	59,085	60,507
Current borrowings	12,879	14,541
Non-current borrowings	46,206	45,966
Finance leases [Member]
Borrowings (Details) - Schedule of borrowings item [Line Items]
Total	835	9,836
Current borrowings	835	5,118
Non-current borrowings		S/ 4,718